NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF TRANSACTION EXCHANGE RATES

As of December 31, 2025 and June 30, 2025, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the consolidated financial statements were as follows:

	December 31, 2025	June 30, 2025
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.6667	0.6571

Average exchange rate for the period
USD : AUD exchange rate	0.6521	0.6468

As of June 30, 2025 and 2024, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the consolidated financial statements were as follows:

	June 30, 2025	June 30, 2024
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.6571	0.6693

Average exchange rate for the period
USD : AUD exchange rate	0.6468	0.6557

SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The change in Accumulated Other Comprehensive Income by component during the six months ended December 31, 2025 was as follows:

Foreign Currency Items:
Balance, June 30, 2025	$1,318,917
Unrealized foreign currency translation gain	9,198
Ending balance, December 31, 2025	$1,328,115

Change in Accumulated Other Comprehensive Income (Loss) by component during the years ended June 30, 2025 and 2024 were as follows:

Foreign Currency Items:
Beginning balance, June 30, 2023	$1,294,876
Foreign currency translation loss	(25,295)
Balance, June 30, 2024	1,269,581
Foreign currency translation gain	49,336
Ending balance, June 30, 2025	$1,318,917

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES	The estimated useful lives are as follows:
Machinery and equipment	- 5 years
Furniture	- 7 years
The estimated useful lives are as follows:
Machinery and equipment	- 5 years
Furniture	- 7 years

SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS

	December 31, 2025	December 31, 2024
	(Unaudited)	(Unaudited)
Stock Warrants with no designations	40,150	250
Series A Warrants as if converted at alternate cashless exercise price	-	33,173
Series C Warrants as if converted at alternate cashless exercise price *	-	152,933
Convertible Series C Preferred stock	2,178,649	-
Convertible Debt	169,753	44,971
Total	2,388,552	231,327

*	Only convertible ratably upon exercise of Series B Warrants

	June 30, 2025	June 30, 2024

Warrants with no designations	250	250
Series A Warrants as if converted at alternate cashless exercise prices	-	33,173
Series C Warrants as if converted at alternate cashless exercise prices *	-	152,933
Convertible Debt	189,896	6,562
Total	190,146	192,918

*	Only convertible ratably upon exercise of Series B Warrants